Shareholders and Share Ownership (Parenthetical) (Detail)	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Number of shares	21,000,000	21,000,000		21,000,000
Apollo Funds
Related Party Transaction [Line Items]
Number of shares		7,875,000	[1]
Apollo Funds | NCL Investment Ltd.
Related Party Transaction [Line Items]
Number of shares		2,795,968
Apollo Funds | NCL Investment II Ltd.
Related Party Transaction [Line Items]
Number of shares		5,079,032
TPG Viking Funds
Related Party Transaction [Line Items]
Number of shares		2,625,000	[2]
TPG Viking Funds | TPG Viking I, L.P.
Related Party Transaction [Line Items]
Number of shares		1,957,525
TPG Viking Funds | TPG Viking II, L.P.
Related Party Transaction [Line Items]
Number of shares		576,118
TPG Viking Funds | TPG Viking AIV-III, L.P.
Related Party Transaction [Line Items]
Number of shares		91,357

[1]	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
[2]	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).